BUSINESS COMBINATIONS - CONSIDERATION (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 26, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Date of acquisition	Oct. 26, 2016
Amount payables arising from the Acquisition(a)	¥ 731,992
Less: Employee benefits obligation undertaken to be borne by the Company	(24,727)	¥ 0	¥ 0
Total consideration(a)	707,265
Guangzhou Railway Group [member]
Disclosure of detailed information about business combination [line items]
Amount payables arising from the Acquisition(a)	28,657
Less: Employee benefits obligation undertaken to be borne by the Company	0
Total consideration(a)	28,657
GRCL [member]
Disclosure of detailed information about business combination [line items]
Amount payables arising from the Acquisition(a)	453,658
Less: Employee benefits obligation undertaken to be borne by the Company	(9,024)
Total consideration(a)	444,634
GSRC [member]
Disclosure of detailed information about business combination [line items]
Amount payables arising from the Acquisition(a)	249,677
Less: Employee benefits obligation undertaken to be borne by the Company	(15,703)
Total consideration(a)	¥ 233,974